RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
Schedule of compensation

Compensation to key executives includes:

	Year Ended December 31,
	2019		2018		2017
	Number		Number		Number
	of persons	Amount	of persons	Amount	of persons	Amount
		U.S. dollars in		U.S. dollars in		U.S. dollars in
		thousands		thousands		thousands
Employee compensation	8	$2,201	7	$1,835	7	$1,384
Share-based payment	8	850	7	702	7	1,083
Total		$3,051		$2,537		$2,467

Compensation to directors who are not employed by the Company includes:

	Year Ended December 31,
	2019		2018		2017
	Number		Number		Number
	of persons	Amount	of persons	Amount	of persons	Amount
		U.S. dollars in		U.S. dollars in		U.S. dollars in
		thousands		thousands		thousands
Director compensation	8	$213	8	$208	9	$195
Share-based payment	8	88	8	76	9	111
Total		$301		$284	9	$306

	Year Ended December 31,			December 31,
	2019	2018	2017	2019	2018
	Transaction amounts			Carrying amount
	U.S. dollars in thousands			U.S. dollars in thousands
Key executives (including directors) of the Company	$3,352	$2,821	$2,773	$383	$341